Selling, General and Administrative Expenses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013 Predecessor	May 13, 2014 Predecessor	Sep. 30, 2013 Predecessor
Selling, general and administrative expenses
Personnel expenses	$ 33,612	$ 50,641	$ 34,573	$ 95,855	$ 127,867
Travel expenses	3,092	5,239	3,168	5,292	9,714
Professional services	3,745	6,338	22,189	20,357	50,120
Office expenses	6,640	10,224	5,669	8,878	15,486
Other expenses	10,129	15,813	10,942	23,508	36,950
Selling, general and administrative expenses	$ 57,218	$ 88,255	$ 76,541	$ 153,890	$ 240,137